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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07680

Minnesota Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi    800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:          August 31

Date of reporting period:       February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

MINNESOTA MUNICIPAL
INCOME PORTFOLIO

MXA

February 28, 2006
SEMIANNUAL REPORT

MINNESOTA MUNICIPAL INCOME PORTFOLIO

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

Financial Statements	2

Notes to Financial Statements	5

Schedule of Investments	11

Notice to Shareholders	14

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Portfolio Allocation

As a percentage of total assets on February 28, 2006

Credit Quality Breakdown*

As a percentage of total assets on February 28, 2006

AAA	55%
AA	12%
A	17%
BBB	6%
BB	1%
Nonrated	8%
Other assets	1%
100%

*Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Financial STATEMENTS

Statement of Assets and Liabilities February 28, 2006 (unaudited)

Assets:
Investments in unaffiliated securities, at value (cost: $82,228,947) (note 2)	$87,342,106
Investments in affiliated money market fund, at value (cost: $6,505,750) (note 5)	6,505,750
Cash	1,872
Receivable for accrued interest	896,950
Prepaid expenses	4,325
Total assets	94,751,003
Liabilities:
Payable for preferred share distributions (note 3)	8,904
Payable for investment advisory fees (note 5)	25,283
Payable for administrative fees (note 5)	18,338
Payable for professional fees	20,189
Payable for transfer agent fees	829
Payable for listing fees	3,695
Payable for other expenses	17,866
Total liabilities	95,104
Preferred shares, at liquidation value	31,100,000
Net assets applicable to outstanding common shares	$63,555,899
Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$57,707,687
Undistributed net investment income	287,068
Accumulated net realized gain on investments (note 6)	447,985
Unrealized appreciation of investments	5,113,159
Net assets applicable to outstanding common shares.	$63,555,899
Net asset value and market price of common shares:
Net assets applicable to outstanding common shares	$63,555,899
Common shares outstanding (authorized 200 million shares of $0.01 par value)	4,146,743
Net asset value per share	$15.33
Market price per share	$15.34
Liquidation preference of preferred shares (note 3):
Net assets applicable to preferred shares	$31,100,000
Preferred shares outstanding (authorized one million shares)	1,244
Liquidation preference per share	$25,000

See accompanying Notes to Financial Statements.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Statement of Operations  For the Six-Month Period Ended February 28, 2006 (unaudited)

Investment income:
Interest from unaffiliated securities	$2,260,681
Dividends from unaffiliated money market fund	18,766
Dividends from affiliated money market fund.	5,139
Total investment income	2,284,586
Expenses (note 5):
Investment advisory fees	162,859
Administrative fees	93,048
Remarketing agent fees	42,072
Custodian fees	2,362
Professional fees	16,774
Postage and printing fees	30,465
Transfer agent fees	12,099
Listing fees	1,723
Directors' fees	6,582
Other expenses	29,545
Total expenses	397,529
Less: Indirect payments from the custodian	(11)
Total net expenses	397,518
Net investment income	1,887,068
Net realized and unrealized gains (losses) on investments:
Net realized gain on investments (note 4)	534,422
Net change in unrealized appreciation or depreciation of investments	(964,820)
Net loss on investments	(430,398)
Distributions to preferred shareholders (note 2):
From net tax-exempt income	(402,599)
From net ordinary income	(30,331)
From net realized gain on investments	(7,215)
Net increase in net assets applicable to common shares resulting from operations	$1,016,525

See accompanying Notes to Financial Statements.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Financial STATEMENTS continued

Statement of Changes in Net Assets

	Six-Month Period Ended 2/28/06 (unaudited)	Seven-Month Fiscal Period Ended 8/31/05	Year Ended 1/31/05
Operations:
Net investment income	$1,887,068	$2,312,605	$3,868,489
Net realized gain (loss) on investments	534,422	69,057	(97,536)
Net change in unrealized appreciation or depreciation of investments	(964,820)	104,129	473,137
Distributions to preferred shareholders (note 2):
From net tax-exempt income	(402,599)	(318,975)	(324,430)
From net ordinary income	(30,331)	—	—
From net realized gain on investments	(7,215)	—	(15,180)
Net increase in net assets applicable to common shares resulting from operations	1,016,525	2,166,816	3,904,480
Distributions to common shareholders (note 2):
From net tax-exempt income	(1,547,648)	(2,226,802)	(3,922,196)
From net ordinary income	(176,094)	—	—
From net realized gain on investments	(41,883)	—	(202,112)
Total distributions	(1,765,625)	(2,226,802)	(4,124,308)
Total decrease in net assets applicable to common shares	(749,100)	(59,986)	(219,828)
Net assets applicable to common shares at beginning of period	64,304,999	64,364,985	64,584,813
Net assets applicable to common shares at end of period	$63,555,899	$64,304,999	$64,364,985
Undistributed net investment income	$287,068	$556,672	$780,984

See accompanying Notes to Financial Statements.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Notes to Financial STATEMENTS (unaudited as to February 28, 2006)

(1) Organization	Minnesota Municipal Income Portfolio Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The fund invests primarily in Minnesota municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by U.S. Bancorp Asset Management, Inc. ("USBAM"). The fund may invest up to 5% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by USBAM. The fund will not invest in municipal securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by USBAM. Municipal securities in which the fund invests may include municipal derivative securities, such as inverse floating rate and inverse interest-only municipal securities. The fund's investments also may include futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Although the fund is authorized to invest in the financial instruments mentioned in the preceding two sentences, and may do so in the future, the fund did not make any such investments during the six-month period ended February 28, 2006. Fund shares are listed on the American Stock Exchange under the symbol MXA.

The fund concentrates its investments in Minnesota and therefore may have more credit risk related to the economic conditions of Minnesota than a portfolio with a broader geographical diversification.

On June 22, 2005 the fund's board of directors approved a change in the fund's fiscal year-end from January 31 to August 31, effective with the seven-month fiscal period ended August 31, 2005.

(2) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

As of February 28, 2006, the fund had no fair valued securities.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Notes to Financial STATEMENTS continued

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Inverse Floaters

As part of its investment strategy, the fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject the fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the fund invests in inverse floaters, the net asset value of the fund's shares may be more volatile than if the fund did not invest in such securities. As of February 28, 2006, the fund had no outstanding investments in inverse floaters.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2006, the fund had no outstanding futures contracts.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2006, the fund had no outstanding when-issued or forward-commitment securities.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Taxes

Federal

The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the period that the income or realized gains or losses were recorded by the fund.

The tax character of common and preferred share distributions paid during the six-month period ended February 28, 2006 (estimated), the seven-month fiscal period ended August 31, 2005, and the fiscal year ended January 31, 2005, were as follows:

	2/28/06	8/31/05	1/31/05
Distributions paid from:
Tax-exempt income	$1,949,003	$2,509,104	$3,902,860
Ordinary income	206,425	28,439	40,845
Short-term capital gains	49,098	8,860	513,972
	$2,204,526	$2,546,403	$4,457,677

At August 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income	$344,534
Undistributed ordinary income	219,798
Accumulated capital losses	(37,339)
Unrealized appreciation	6,077,979
Accumulated earnings	$6,604,972

State

Minnesota taxable net income is generally based on federal taxable income. The portion of tax-exempt dividends paid by the fund that is derived from interest on Minnesota municipal bonds will be excluded from Minnesota taxable net income of individuals, estates, and trusts, provided that the portion of the tax-exempt dividends paid from these obligations represents 95% or more of the exempt-interest dividends paid by the fund. The remaining portion of these dividends, and dividends that are not exempt-interest dividends or capital gains distributions, will be included in the Minnesota taxable net income of individuals, estates, and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions.

Distributions to Shareholders

Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the fund's dividend reinvestment plan, reinvested in additional common shares of the fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Notes to Financial STATEMENTS continued

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2006, the fund had no outstanding repurchase agreements.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the fiscal period. Actual results could differ from these estimates.

Reclassifications

Certain amounts in the January 31, 2005, financial statements have been reclassified to conform to the current presentation.

(3) Remarketed Preferred Shares	As of February 28, 2006, the fund had 1,244 remarketed preferred shares (622 shares in class "M" and 622 shares in class "W") (RP®) outstanding with a liquidation preference of $25,000 per share. The dividend rate on the RP® is adjusted every seven days (on Mondays for class "M" and on Wednesdays for class "W"), as determined by the remarketing agent. On February 28, 2006, the dividend rates were 2.90% and 3.00% for class "M" and "W," respectively.

RP® is a registered trademark of Merrill Lynch & Company ("Merrill Lynch").

(4) Investment Security Transactions	Cost of purchases and proceeds from sales of securities other than temporary investments in short-term securities for the six-month period ended February 28, 2006, aggregated $10,541,179 and $19,386,049, respectively.

(5) Expenses	Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.35% of the fund's average weekly net assets including preferred shares. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

The fund may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

USBAM serves as the fund's administrator pursuant to an administration agreement between USBAM and the fund. Under this agreement, USBAM receives a monthly administrative fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets including preferred shares. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Remarketing Agent Fees

The fund has entered into a remarketing agreement with Merrill Lynch (the "Remarketing Agent"). The remarketing agreement provides the Remarketing Agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the fund's average amount of RP® outstanding. For its fee, the Remarketing Agent will remarket shares of RP® tendered to it on behalf of shareholders and will determine the applicable dividend rate for each seven-day dividend period.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund is equal to an annual rate of 0.005% of average weekly net assets including preferred shares. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2006, custodian fees were increased by $153 as a result of overdrafts and reduced by $11 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, remarketing agent, and custodian fees, the fund is responsible for paying most other operating expenses, including: legal, auditing, and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, taxes, and other miscellaneous expenses.

For the six-month period ended February 28, 2006, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the Fund is a partner.

(6) Capital Loss Carryover	For federal income tax purposes, the fund had a capital loss carryover at August 31, 2005, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-end as indicated below.

Capital Loss Carryover	Expiration
$37,339	2013

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Notes to Financial STATEMENTS continued

(7) Indemnifications	The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(8) Investment Advisor Name Change	Effective March 31, 2006, USBAM changed its name to FAF Advisors, Inc.

(9) Financial Highlights	Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/06		Seven-Month Fiscal Period Ended
	(unaudited)		8/31/05
Per-Share Date
Net asset value, common shares, beginning of period	$15.51		$15.52
Operations:
Net investment income	0.45		0.56
Net realized and unrealized gains (losses) on investments	(0.10)		0.04
Distributions to preferred shareholders:
From net tax-exempt income	(0.10)		(0.07)
From net ordinary income	(0.01)		—
From net realized gain on investments	—	(e)	—
Total from operations	0.24		0.53
Distributions to common shareholders:
From net tax-exempt income	(0.37)		(0.54)
From net ordinary income	(0.04)		—
From net realized gain on investments	(0.01)		—
Total distributions to common shareholders	(0.42)		(0.54)
Net asset value, common shares, end of period	$15.33		$15.51
Market value, common shares, end of period .	$15.34		$16.44
Selected Information
Total return, common shares, net asset value (a)	1.71	% (g)	3.49	% (g)
Total return, common shares, market value (b)	(3.98	)% (g)	4.90	% (g)
Net assets applicable to common shares at end of period (in millions)	$64		$64
Ratio of expenses to average weekly net assets applicable to common shares (c) .	1.28	% (f)	1.18	% (f)
Ratio of net investment income to average weekly net assets applicable to common shares (c)	6.07	% (f)	6.19	% (f)
Portfolio turnover rate	12%		14%
Remarketed preferred shares outstanding, end of period (in millions)	$31		$31
Asset coverage per remarketed preferred share (in thousands) (d)	$76		$77
Liquidation preference and market value per remarketed preferred share (in thousands)	$25		$25

	Year ended January 31,
	2005	2004	2003	2002	2001
Per-Share Date
Net asset value, common shares, beginning of period	$15.57	$15.29	$14.67	$14.49	$13.02
Operations:
Net investment income	0.93	0.97	1.03	1.03	1.03
Net realized and unrealized gains (losses) on investments	0.10	0.31	0.59	0.14	1.54
Distributions to preferred shareholders:
From net tax-exempt income	(0.08)	(0.06)	(0.09)	(0.17)	(0.30)
From net ordinary income	—	—	—	—	—
From net realized gain on investments	— (e)	—	—	—	—
Total from operations	0.95	1.22	1.53	1.00	2.27
Distributions to common shareholders:
From net tax-exempt income	(0.95)	(0.94)	(0.91)	(0.82)	(0.80)
From net ordinary income	—	—	—	—	—
From net realized gain on investments	(0.05)	—	—	—	—
Total distributions to common shareholders	(1.00)	(0.94)	(0.91)	(0.82)	(0.80)
Net asset value, common shares, end of period	$15.52	$15.57	$15.29	$14.67	$14.49
Market value, common shares, end of period .	$16.21	$16.33	$15.56	$14.50	$13.85
Selected Information
Total return, common shares, net asset value (a)	6.34%	8.18%	10.73%	7.06%	17.89%
Total return, common shares, market value (b)	5.90%	11.36%	13.85%	10.94%	21.51%
Net assets applicable to common shares at end of period (in millions)	$64	$65	$63	$61	$60
Ratio of expenses to average weekly net assets applicable to common shares (c) .	1.17%	1.19%	1.19%	1.21%	1.28%
Ratio of net investment income to average weekly net assets applicable to common shares (c)	6.08%	6.32%	6.87%	7.05%	7.55%
Portfolio turnover rate	19%	34%	23%	4%	31%
Remarketed preferred shares outstanding, end of period (in millions)	$31	$31	$31	$31	$31
Asset coverage per remarketed preferred share (in thousands) (d)	$77	$77	$76	$74	$73
Liquidation preference and market value per remarketed preferred share (in thousands)	$25	$25	$25	$25	$25

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.

(d)  Represents net assets applicable to common shares plus preferred shares at liquidation value divided by preferred shares outstanding.

(e)  Less than $0.01 per share.

(f)  Annualized.

(g)  Total return has not been annualized.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio  February 28, 2006

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)
Municipal Long-Term Securities — 128.8%
Authority Revenue — 1.6%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$1,000,000	$1,008,400
Economic Development Revenue — 1.3%
Marshall Health Care Facility, Weiner Medical Center Project (Callable 11/1/13 @ 100), 6.00%, 11/1/28	750,000	817,702
Education Revenue — 10.7%
Higher Education Facility, Augsburg College (Callable 5/1/14 @ 100), 5.00%, 5/1/23	500,000	517,950
Higher Education Facility, Carleton College (Prerefunded 5/1/06 @ 100), 5.75%, 11/1/12 (c)	2,000,000	2,008,380
Higher Education Facility, St. John's University (Callable 10/1/15 @ 100), 5.00%,10/1/22	1,000,000	1,060,970
Higher Education Facility, University of St. Thomas (Prerefunded 4/1/08 @ 100), 5.38%, 4/1/18 (c)	1,050,000	1,089,984
Higher Education Facility, University of St. Thomas (Callable 4/1/16 @ 100), 5.00%, 4/1/23	800,000	848,792
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 @ 100), 5.50%, 10/1/24	1,210,000	1,261,473
		6,787,549
General Obligations — 15.0%
Delano Independent School District (FSA) (Crossover refunded 2/1/11 @ 100), 5.88%, 2/1/25 (c)	1,000,000	1,099,580
Lakeville Independent School District (FGIC) (Callable 2/1/09 @ 100), 5.00%, 2/1/17	1,000,000	1,034,740
Lakeville Independent School District, Zero Coupon Bond (FGIC) (Callable 2/1/13 @ 68.77), 5.42% 2/1/20 (b)	2,500,000	1,277,975
Minneapolis and St. Paul Metropolitan Airport Commission (AMT) (FGIC) (Callable 1/1/11 @ 100), 5.25%, 1/1/21	1,000,000	1,043,730
Sauk Rapids Independent School District (MBIA) (Callable 2/1/11 @ 100), 5.75%, 2/1/23	3,500,000	3,818,080
St. Michael Independent School District (Callable 2/1/16 @ 100), 4.75%, 2/1/28	1,200,000	1,243,212
		9,517,317
Health Care Revenue — 37.0%
Agriculture and Economic Development, Health Care System, Fairview Hospital (Callable 11/15/07 @ 102), 5.75%, 11/15/26	35,000	36,836
Cuyuna Range Hospital District (Callable 6/1/06 @ 102), 6.00%, 6/1/29	1,000,000	1,022,960
Cuyuna Range Hospital District (Callable 6/1/13 @101), 5.50%, 6/1/35	1,000,000	1,012,940
Duluth Health Care Facility, Benedictine Health System-St. Mary's Hospital (Callable 2/15/14 @ 100), 5.25%, 2/15/33	1,500,000	1,547,220
Fergus Falls Health Care Facility, Lake Region Hospital (Callable 4/7/06 @ 102), 6.50%, 12/1/25	530,000	541,517
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/13 @ 101), 5.00%, 4/1/20	500,000	513,580
5.00%, 4/1/25	1,000,000	1,016,760
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (c)	650,000	758,816
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 @ 101), 5.50%,12/1/25	680,000	706,819
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 @ 100), 5.75%, 11/15/32	3,000,000	3,218,580
Minneapolis Health Care, Fairview Health Services (Prerefunded 5/15/12 @101), 5.63%, 5/15/32 (c)	2,000,000	2,228,380
Monticello, Big Lake Community Hospital District (Callable 12/1/12 @ 100), 6.20%, 12/1/22	1,000,000	1,052,320
Shakopee Health Care Facility, St. Francis Regional Medical Center (Callable 9/1/14 @ 100), 5.25%, 9/1/34	1,000,000	1,030,210
St. Cloud Health Care Revenue, St. Cloud Hospital Obligated Group (FSA) (Callable 5/1/10 @ 101), 5.75%, 5/1/26	4,500,000	4,875,840
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 @ 100), 5.25%, 7/1/30	1,250,000	1,296,913
St. Paul Housing and Redevelopment Authority Hospital Revenue, HealthEast Project (Callable 11/15/05 @ 100), 6.00%, 11/15/30	550,000	593,621
St. Paul Port Authority Lease, HealthEast Midway Campus (Callable 5/1/15 @ 100), 5.75%, 5/1/25	100,000	102,207
5.88%, 5/1/30	500,000	510,075
6.00%, 5/1/30	900,000	919,647
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 @ 102), 6.00%, 7/1/34	500,000	535,765
		23,521,006
Housing Revenue — 13.5%
Coon Rapids Multifamily Housing Revenue, Margaret Place Apartments (Callable 11/1/07 @ 102), 6.25%, 5/1/18	500,000	516,975
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 @ 102), 5.60%, 7/20/28	400,000	411,996
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Callable 4/15/14 @ 100), 4.80%, 4/15/34	1,000,000	1,011,360
New Hope Multifamily Housing, North Ridge (FSA) (GNMA) (Prerefunded 7/1/16 @ 100), 6.05%, 1/1/17 (c)	440,000	449,363
Pine County, Housing and Redevelopment Authority (Callable 2/1/2016 @ 100), 5.00%, 2/1/31	1,000,000	1,021,150
Rochester Multifamily Housing, Weatherstone Apartments (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	3,116,400

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited) continued

Minnesota Municipal Income Portfolio

Description of Security	Principal Amount/ Shares	Market Value (a)
State Housing and Finance Agency (Callable 4/7/06 @ 100), 5.95%, 1/1/17 (c)	$1,695,000	$1,697,237
State Housing and Redevelopment Authority, Goodhue County Apartments (Callable 1/1/10 @ 100), 6.63%, 1/1/24	345,000	356,437
		8,580,918
Leasing Revenue — 0.4%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Callable 2/1/14 @ 100), 5.13%, 2/1/24	250,000	261,497
Recreation Authority Revenue — 3.5%
Moorhead Golf Course (Callable 12/1/08 @ 100), 5.88%, 12/1/21	490,000	500,241
St. Paul Port Authority Hotel Facility, Radisson Kellogg Project (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (c)	900,000	940,464
St. Paul Recreational Facilities, Highland National Project (Callable 10/1/15 @ 100), 5.00%,10/1/25	750,000	793,905
		2,234,610
Tax Revenue — 1.5%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 2/1/14 @ 100), 5.65%, 2/1/27	450,000	455,765
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 3/1/12 @ 102), 5.75%, 2/1/27	500,000	509,845
		965,610
Transportation Revenue — 8.6%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Prerefunded 1/1/10 @ 101), 5.75%, 1/1/32 (c)	5,000,000	5,442,750
Utility Revenue — 31.1%
Municipal Power Agency Electric (Callable 10/1/15 @ 100), 5.00%, 10/1/35	1,000,000	1,033,840
Princeton Public Utility System (Callable 4/1/12 @ 100), 4.25%, 4/1/16	190,000	189,377
Southern Minnesota Municipal Power Agency (AMBAC), 5.25%, 1/1/16	1,000,000	1,111,140
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA), 6.65%, 1/1/19 (b)	10,000,000	5,805,200
6.67%, 1/1/21 (b)	1,500,000	794,280
6.69%, 1/1/23 (b)	5,000,000	2,414,250
6.70%, 1/1/24 (b)	13,500,000	6,220,935
6.70%, 1/1/25 (b)	5,000,000	2,206,100
		19,775,122
Water/Pollution Control Revenue — 4.6%
Cohasset Pollution Control, Allete Incorporated Project (Callable 7/1/14 @ 100), 4.95%, 7/1/22	1,000,000	1,026,050
Public Facilities Authority Water Pollution Control (Prerefunded 3/1/06 @ 100), 4.75%, 3/1/06 (c)	1,900,000	1,900,228
		2,926,278
Total Municipal Long-Term Securities (cost $76,725,600)		81,838,759
Short-Term Investments — 18.9%
Municipal Variable Rate Short-Term Securities — 2.9%
Burnsville Revenue, YMCA Project, 2.99%, 8/1/16	1,700,000	1,700,000
Higher Education Facility, Carleton College, 2.89%, 11/1/29	150,000	150,000
		1,850,000
Money Market Funds — 16.0%
Federated Minnesota Municipal Cash Trust	3,653,347	3,653,347
First American Tax Free Obligations Funds, Class Z (d)	6,505,750	6,505,750
		10,159,097
Total Short-Term Investments (cost $12,009,097)		12,009,097
Total Investments in Securities (e) — 147.7% (cost $88,734,697)		$93,847,856

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  The interest rate shown is the effective yield on the date of purchase.

(c)  Prerefunded issues are backed by U.S. Government Obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(d)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. See note 5 in Notes to Financial Statements.

(e)  On February 28, 2006, the cost of investments in securities for federal income tax purposes was $88,734,697. There are currently no material differences between federal tax cost and book cost of investments. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$5,125,128
Gross unrealized depreciation	(11,969)
Net unrealized appreciation	$5,113,159

Portfolio abbreviations and definitions:

  AMBAC–American Municipal Bond Assurance Company

  AMT–Alternative Minimum Tax. As of February 28, 2006, the aggregate market value of securities subject to the AMT is $5,171,490, which represents 8.1% of net assets applicable to common shares.

  FGIC–Financial Guaranty Insurance Corporation

  FNMA–Federal National Mortgage Association

  FSA–Financial Security Assurance

  GNMA–Government National Mortgage Association

  MBIA–Municipal Bond Insurance Association

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

NOTICE TO SHAREHOLDERS (unaudited)

Investment Policy Change

Since its inception, the fund has had an investment policy requiring that at least 65% of its total assets be invested in municipal obligations that are rated A or better by Standard & Poor's Ratings Services or Moody's Investors Service, comparably rated by another nationally recognized statistical rating organization or, if the obligation is unrated, determined to be of comparable quality by the fund's investment advisor. The fund's Board of Directors has approved the discontinuation of this investment restriction, effective immediately. The fund continues to be subject to the requirement that it invest in investment grade securities or securities of equivalent quality, except that it may invest up to 5% of its assets in municipal securities that, at the time or purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by the fund's investment advisor. In addition, the fund may not invest in securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by the fund's investment advisor.

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

2006 Semiannual Report

Minnesota Municipal Income Portfolio

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of Minnesota Municipal Income Portfolio
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of Minnesota Municipal Income Portfolio
Retired; former Senior Vice President, Chief Financial Officer, and
Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of Minnesota Municipal Income Portfolio
Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET

Director of Minnesota Municipal Income Portfolio

Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI

Director of Minnesota Municipal Income Portfolio

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of Minnesota Municipal Income Portfolio

Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS

Director of Minnesota Municipal Income Portfolio

Owner and President of Strauss Management Company

JAMES WADE

Director of Minnesota Municipal Income Portfolio

Owner and President of Jim Wade Homes

Minnesota Municipal Income Portfolio’s Board of Directors is comprised entirely of independent directors.

MINNESOTA MUNICIPAL INCOME PORTFOLIO

2006 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of
U.S. Bank National Association, which is a
wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper
containing 10% postconsumer waste.

4/2006 0067-06 MXA-SAR

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to semi-annual report.

Item 6 – Schedule of Investments

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual report.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable until first annual report for a fiscal year ending on or after December 31, 2005.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11 – Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: May 8, 2006